Other gains, net	6 Months Ended
Jun. 30, 2020
Other Gains Losses [Abstract]
Other gains, net
8	Other gains, net

	Six months ended June 30,
	2019	2020
	RMB’million	RMB’million
Government grants and tax rebates (note)	45	94
Impairment provision for investments in an associate (Note 13)	—	(4)
Gain on disposal of a subsidiary	—	32
Others	14	23

	59	145

Note: There are no unfulfilled conditions or contingencies related to these subsidies.